UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08191

Name of Fund: Bullfinch Fund, Inc.

Fund Address: 1370 Pittsford Mendon Road
              Mendon, New York  14506

Name and address of agent for service: Christopher Carosa, President,
        Bullfinch Fund, Inc., 1370 Pittsford Mendon Road,
        Mendon, New York  14506
        Mailing address: 1370 Pittsford Mendon Road
        Mendon, New York  14506

Registrant's telephone number, including area code: (585) 624-3150

Date of fiscal year end: June 30

Date of reporting period: 07/01/06 - 12/31/06

Item 1 - Attach shareholder report


Bullfinch Fund, Inc.





1370 Pittsford Mendon Road
Mendon, New York 14506

(585) 624-3150
1-888-BULLFINCH
(1-888-285-5346)






Unrestricted Series

Greater Western New York Series









Semi-Annual Report
December 31, 2007
(Unaudited)


Management's Discussion of Fund Performance

                                                          February 26, 2008
Dear Fellow Shareholders:

We are very proud to present the December 2007 Semi-Annual Report of the Bullfinch Fund, Inc. This report contains the unaudited financial statements for both the Unrestricted Series and the Greater Western New York Series, which are excited to note was featured in Barron's this past July.

It seems like every year since 9/11 economists have predicted the market would return 5%. This year they came the closest - the S&P 500 returned 3.5%. More significantly, 2007 probably disappointed most market-timers as, for the first time in a long time the famous President Election cycle failed to live us to its expected billing with the market barely squeaking out a small gain. Worse still, according to Lipper, the average value manager actually lost money for the full year.

The year started with latent volatility (the first quarter barely moved) and ended with in-your-face volatility (the fourth quarter saw a significant drop in the markets). The year began with the certainty of a near-term recession and, when the expected recession failed to materialize, ended with the certainty of a near-term recession. In between, we saw the near doubling of the price of oil and the ominous sub-prime debacle. What does all this portend for the coming year, when many expect the markets to suffer the slings and arrows of outrageous political campaigning?

To understand 2008, we must understand why so many got 2007 so wrong. First, regarding the expected recession, we ended 2006 with lower oil prices, strong corporate earnings and plenty of ammunition (in the guise of the potential for lower interest rates) in the Fed's back pocket. This represented a highly unlikely scenario when it comes to producing a recession. In contrast, we ended 2007 with near-record oil prices, declining corporate earnings and a smaller likelihood of continued lower rates. This certainly looks more like the stuff of recessions (a recession is defined by two consecutive quarters of a negative GDP). Certainly, declining corporate earnings might be a prelude to a negative GDP.

Curiously, though, most of the market's 2007 decline was driven by the financial sector. This is the legacy of the sub-prime debacle which, while stewing for several years, finally surfaced with a vengeance last July. During one particularly sanguine week in mid-summer, the financial media featured headlines questioning the solvency of even money market funds. When the Feds (finally) addressed this issue in the August/September, the markets breathed a little easier. However, analysts' expectations that the Fed would aggressively attack the sub-prime problem failed to materialize, sending the markets into a tailspin in the fourth quarter.

Last calendar year was a particularly exciting year for us. We experienced an unusual flurry of trading activity. The number of buy-outs in the first half of 2007 allowed us to build up a temporary defensive position in cash. In December of 2007 we started buying stocks we felt were best positioned to weather a possible recession, including Genentech and Pzifer. We anticipate more purchases should market volatility continue.

Best Regards,
Bullfinch Fund, Inc.

Christopher Carosa, CTFA
President


UNRESTRICTED SERIES
(A Series Within Bullfinch Fund, Inc.)

FINANCIAL STATEMENTS AS OF
December 31, 2007


UNRESTRICTED SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER  31, 2007 (UNAUDITED)



ASSETS

Investments in Securities, at Fair Value,
identified Cost of $3,070,974                         $ 3,728,927
Cash                                                    1,737,831
Accrued Interest and Dividends                              5,538
Prepaid Expenses                                            4,746

Total Assets                                          $ 5,477,042
                                                      ===========

LIABILITIES
Accounts payable                                           10,608
Unsettled Trades                                          309,633


NET ASSETS
Net assets (equivalent to $ 13.96 based on
369,487.455 shares of stock outstanding)              $ 5,156,801
                                                      ===========

COMPOSITION OF NET ASSETS
Shares of Common Stock - Par Value $.01;
   10,000,000 Shares Authorized,
   369,487.455 Shares Outstanding                     $ 4,682,472
Accumulated Net Investment Loss                          (183,624)
Net Unrealized Appreciation on Investments                657,953
                                                      -----------

Net Assets at December 31, 2007                       $ 5,156,801
                                                      ===========


UNRESTRICTED SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)
SCHEDULE OF INVESTMENTS IN SECURITIES
DECEMBER 31, 2007 (UNAUDITED)

                                   Historical
Common Stocks - 100%	Shares	    Cost	  Value

Computers - Software - 16.5%
  Microsoft Corp.       6,200     $ 151,626 $ 220,720
  Oracle               11,000       119,262   248,380
  Synopsis, Inc.        5,600       115,459   145,208
                                  --------- ---------
                                    386,347   614,308
Banking & Finance - 9.8%
  FIserv, Inc.          3,000        75,229   166,470
  Fifth Third Bancorp.  4,100       159,746   103,033
  National City Corp.   5,700       151,096    93,822
                                  --------- ---------
                                    386,071   363,325

Electrical Equipment - 9.0%
  Corning Inc.          7,300        71,366   175,127
  General Electric Co.  4,300       125,562   159,401
                                  --------- ---------
                                    196,928   334,528

Medical Products and Supplies - 8.3%
  Johnson & Johnson     2,400       136,714   160,080
  Medtronic Inc.        3,000       147,940   150,810
                                  --------- ---------
                                    284,654   310,890
Oil & Related - 6.7%
   Helmerich & Paine    6,200       153,229   248,434

Pharmaceuticals - 6.2%
  Mylan Inc.            5,400       110,246    75,924
  Pfizer Inc.           6,800       155,526   154,564
                                  --------- ---------
                                    265,772   230,488
Retail - Specialty - 5.0%
  Fastenal Co.          4,600       160,394   185,932

Automotive - 4.9%
   Gentex Corp.        10,300       147,681   183,031

Biotech - 4.1%
  Genentech Inc.        2,300       154,107   154,261

Utilities - Natural Resources - 3.9%
  Chesapeake Utilities Corp.
                        3,100        57,194    98,735
  NiSource Inc.         2,500        46,325    47,225
                                  --------- ---------
                                    103,519   145,960
Retail - General - 3.9%
  Fred's Inc. Class A  15,000       152,560   144,450


                                   Historical
                       Shares          Cost     Value

Office Equipment - 3.5%
  Xerox Corp.           8,000       118,582   129,520

Paper & Related Products - 3.1%
  Avery Dennison Corp.  2,200       114,734   116,908

Foods & Beverages - 3.0%
    Sensient Technologies 4,000      80,550   113,120

Semiconductors - 2.9%
  Intel Corp.           4,100        80,666   109,306

Computers - Networking - 2.8%
  Cisco Systems, Inc.   3,800        55,371   102,866

Insurance -2.4%
  Gallagher Arthur J & Co. 3,700     99,355    89,503

Computers - Hardware - 2.1%
  Dell Corp.            3,250        66,364    79,657

Commercial Services - 1.9%
  Paychex, Inc.         2,000        64,090    72,440



Total Investments in Securities $ 3,070,974  $ 3,728,927

UNRESTRICTED SERIES (A SERIES WITHIN BULLFINCH FUND, INC.)
STATEMENTS OF OPERATIONS
FOR THE PERIOD FROM JULY 1, 2007 TO DECEMBER 31, 2007 AND
FOR THE YEARS ENDED JUNE 30, 2007, 2006 AND 2005 (UNAUDITED)

                                 12/2007     6/2007     6/2006     6/2005
INVESTMENT INCOME:
   Dividends                    $ 64,292  $ 120,940   $ 87,909   $ 70,818

EXPENSES:
   Management fees                27,283     52,868     46,736     41,125
   Legal and Professional          6,303     11,468     12,113     10,562
   Director's Fees                   605      1,200      1,200      1,200
   D&O/E&O                         3,874      5,129     11,340      4,482
   Fidelity Bond                   1,058      1,058        936        936
   Taxes                             159        472        518        455
   Telephone                          73        208        234        289
   Registration Fees               1,126      1,137        969      1,134
   Custodian Fees	                  2,795      2,772      2,751      2,107
   Dues and Subscriptions          1,674      2,075      1,926      1,698
                              ---------- ---------- ---------- ----------
Total expense                     44,950     78,387     78,723     63,988
                              ---------- ---------- ---------- ----------
Net investment income (loss)      19,342     42,553      9,186      6,830
                              ========== ========== ========== ==========

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss)
  from securities transactions   144,385    271,683    236,874    147,001
Unrealized appreciation (depreciation)
  during the period             (355,119)   546,434   (197,111)   (45,245)
                              ----------- --------- ---------- ----------
Net gain (loss) on investments  (210,734)   818,117     39,763    101,756
                              ----------- --------- ---------- ----------
INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS   $(191,392)   860,670   $ 48,949 $  108,586
                              ========== ========== ========== ==========

UNRESTRICTED SERIES (A SERIES WITHIN BULLFINCH FUND, INC.)
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD JULY 1, 2007 TO DECEMBER 31, 2007 AND
FOR THE YEARS ENDED JUNE 30, 2007, 2006 AND 2005 (UNAUDITED)

                                 12/2007     6/2007     6/2006     6/2005
INCREASE IN NET ASSETS FROM OPERATIONS:
   Net investment income (loss) $  19,342   $ 42,553  $   9,186  $   6,830
   Net realized gains (loss)
    from securities transactions  144,385    271,683    236,874    147,001
   Net change in unrealized
    appreciation of investments  (355,119)   546,434   (197,111)   (45,245)
                               ---------- ---------- ---------- ----------
   Increase (decrease) in net
    assets from operations       (191,392)   860,670     48,949    108,586
                               ========== ========== ========== ==========

CAPITAL SHARE TRANSACTIONS:
  Sales                           214,574    483,725    535,360    473,324
  Redemptions                     (29,600)  (678,722)  (181,377)  (419,589)
    Total capital share
      Transactions                184,974   (194,997)   353,983     53,735
    Increase in net assets         (6,418)   665,673    402,932     162,321

NET ASSETS:
  Beginning of period         $ 5,163,219  4,497,546  4,094,614   3,932,293
  End of period               $ 5,156,801  5,163,219  4,497,546   4,094,614



UNRESTRICTED SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2007


1. The Organization
     The Unrestricted Series (the "Series") is a series of the Bullfinch Fund, Inc. (the "Fund"), which was organized as a Maryland corporation registered under the Investment Company Act of 1940 as an open-end non-diversified management investment Company.
     The investment objective of the Series is to seek conservative long-term growth in capital. The Adviser seeks to achieve this objective by using an asset mix consisting primarily of exchange listed securities and over-the-counter common stocks as well as U.S. Government securities maturing within five years.


2. Summary of Significant Accounting Policies
     Cash - Cash consists of amounts deposited in money market accounts and is not federally insured. The Series has not experienced any losses on such amounts and believes it is not exposed to any significant credit risk on cash.

     Security Valuation - The Series records its investments at fair value. Securities traded on national securities exchanges or the NASDAQ National Market System are valued daily at the closing prices of the securities on those exchanges and securities traded on over-the-counter markets are valued daily at the closing bid prices. Short-term and money market securities are valued at amortized cost which approximates market value.

     Federal Income Taxes - It is the policy of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code (the "Code") applicable to regulated investment companies to distribute all of its taxable income to its shareholders. In addition, the Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

     Distributions to Shareholders - Distributions to shareholders are recorded on the ex-dividend date. The Series made a distribution of its long term capital gains of $17,260 to its shareholders on December 28, 2004 in the form of stock dividends equal to 1,137.790 shares of stock. The Series made a distribution of its long term capital gains of $234,457 and ordinary income of $6,615 to its shareholders on June 29, 2005, in the form of stock dividends equal to 17,183.492 shares of stock. The Series made a distribution of its long term capital gains of $18,898 to its shareholders on December 28, 2005 in the form of stock dividends equal to 1,338.392 shares of stock. The Series made a distribution of its long term capital gains of $242,509 and ordinary income of $9,254 to its shareholders on June 28, 2006, in the form of stock dividends equal to 19,233.233 shares of stock. The Series made a distribution of its long term capital gains of $125,765 and ordinary income of $24,454 to its shareholders on December 27, 2006, in the form of stock dividends equal to 10,586.286 shares of stock. The Series made a distribution of its long term capital gains of $74,306, its short term capital gains of $70,928 and its ordinary income of $17,901 to its shareholders on June 27, 2007 in the form of stock dividends equal to 10,992.948 shares of stock. The Series made a distribution of its long term capital gains of $86,821 and ordinary income of $22,790 to its shareholders on December 27, 2007, in the form of stock dividends equal to 7,735.411 shares of stock.

     Other - The Series follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

     Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.


3. Investments
     For the period July 1, 2007 to December 31, 2007, the Series purchased $715,651 common stock. During the same period, the Series sold $716,754 of common stock.

     For the year ended June 30, 2007, the Series purchased $1,524,478 of common stock. During the same period, the Series sold $1,660,698 of common stock.

     For the year ended June 30, 2006, the Series purchased $677,002 of common stock. During the same period, the Series sold $1,369,364 of common stock.

     For the year ended June 30, 2005, the Series purchased $853,288 of common stock. During the same period, the Series sold $709,374 of common stock.

     At December 31, 2007, the gross unrealized appreciation for all securities totaled $825,185 and the gross unrealized depreciation for all securities totaled $167,232, or a net unrealized appreciation of $657,953. The aggregate cost of securities for federal income tax purposes at December 31, 2007 was 3,070,974.

     At June 30, 2007, the gross unrealized appreciation for all securities totaled $1,025,092 and the gross unrealized depreciation for all securities totaled $12,020, or a net unrealized appreciation of $1,013,072. The aggregate cost of securities for federal income tax purposes at June 30, 2007 was $2,927,692.

     At June 30, 2006 the gross unrealized appreciation for all securities totaled $603,934 and the gross unrealized depreciation for all securities totaled $137,296, or a net unrealized appreciation of 466,638. The aggregate cost of securities for federal income tax purposes at June 30, 2006 was $2,792,229.

     At June 30, 2005, the gross unrealized appreciation for all securities totaled $828,871 and the gross unrealized depreciation for all securities totaled $ 165,121, or a net unrealized appreciation of $663,750. The aggregate cost of securities for federal income tax purposes at June 30, 2005 was $3,247,717.

4. Investment Advisory Agreement
     Carosa, Stanton & DePaolo Asset Management, LLC serves as investment advisor to the Fund pursuant to an investment advisory agreement which was approved by the Fund's board of directors. Carosa, Stanton & DePaolo Asset Management, LLC is a Registered Investment Adviser under the Investment Advisers Act of 1940. The Investment advisory agreement provides that Carosa,
 Stanton & DePaolo Asset Management, LLC, subject to the supervision and approval of the Fund's board of directors, is responsible for the day-to-day management of the Series' portfolio which includes selecting the investments and handling its business affairs.

     As compensation for its services to the Fund, the investment advisor receives monthly compensation at an annual rate of 1.25% on the first $1 million of daily average net assets and 1% on that portion of the daily average net assets in excess of $1 million. These fees will be reduced by any sub-transfer agent fees incurred by the Fund.

     Carosa, Stanton & DePaolo Asset Management, LLC has agreed to forego sufficient investment advisory fees to limit total expenses of the Fund to 2% of the first $10 million in average assets and 1.5% of the next $20 million in average assets.

    During the period from July 1, 2007 to December 31, 2007 and the fiscal years ended June 30, 2007, 2006 and 2005, the fund paid investment advisory fees of $27,283, $52,868, $46,736 and $41,125 respectively.

    On December 31, 2007, the fund had $4,458 included in accounts payable, as owed to Carosa, Stanton & DePaolo Asset Management, LLC.

5. Capital Share Transactions
      The Fund has authorized 10,000,000 shares of common stock at $0.01 par value per share. Each share has equal dividend, distribution and liquidation rights. Transactions in capital stock of the Series were as follows:

                                                      Shares      Amount

     Balance at June 30, 2004                     271,338.635   $ 3,332,819

     Shares sold during 2005                       32,575.497       473,324
     Shares redeemed during 2005                  (29,211.603)     (419,589)
     Reinvestment of Distributions,
                   December 28, 2004                1,137.790        17,260
     Reinvestment of Distributions, June 29, 2005  17,183.492       241,072
     Balance at June 30, 2005                     293,023.811   $ 3,644,886

     Shares sold during 2006                       37,416.865       535,360
     Shares redeemed during 2006                  (12,537.319)     (181,377)
     Reinvestment of Distributions,
                   December 28, 2005                1,338.392        18,898
     Reinvestment of Distributions, June 28, 2006  19,233.233       251,763
     Balance at June 30, 2006                     338,474.982    $4,269,530

     Shares sold during 2007                       34,186.763       483,725
     Shares redeemed during 2007                  (45,494.035)     (678,722)
     Reinvestment of Distributions,
                   December 27, 2006               10,586.286       150,219
     Reinvestment of Distributions, June 28, 2007  10,992.948       163,135
     Balance at June 30, 2007                     348,746.944   $ 4,387,887


     Shares sold during period                     15,054.519       214,574
     Shares redeemed during period                 (2,049.419)      (29,600)
     Reinvestment of Distributions,
                    December 27, 2007               7,735.411       109,611
     Balance at December 31, 2007                 369,487.455   $ 4,682,472


UNRESTRICTED SERIES (A SERIES WITHIN BULLFINCH FUND, INC.)
FINANCIAL HIGHLIGHTS AND RELATED RATIOS/
SUPPLEMENTAL DATA FOR A SHARE OUTSTANDING
FOR THE PERIOD FROM JULY 1 TO DECEMBER 31, 2007 AND
FOR THE YEARS ENDED JUNE 30, 2007, 2006, 2005 (UNAUDITED)

                                 12/2007     6/2007     6/2006     6/2005

NET ASSET VALUE,
        beginning of period       $14.81     $13.29     $13.97     $14.49
INCOME FROM INVESTMENT OPERATIONS
    Net investment income (loss)    0.05       0.12       0.03       0.02
    Net gain (loss) on securities
      both realized and unrealized (1.20)      0.49      (1.56)     (1.47)
Total from investment operations   (1.15)      0.61      (1.53)     (1.45)

DISTRIBUTIONS
    Dividends                       0.30       0.91       0.85       0.93

NET ASSET VALUE, end of period    $13.96     $14.81     $13.29     $13.97

NET ASSETS, end of period     $5,156,801 $5,163,219 $4,497,546 $4,094,614

                                  Actual**   Actual     Actual     Actual
RATIO OF EXPENSES
   TO AVERAGE NET ASSETS*           0.9%**      1.6 %      1.8 %      1.6 %
RATIO OF NET INVESTMENT INCOME TO
  AVERAGE NET ASSETS*               0.4%**      0.9%       0.2%       0.2%
PORTFOLIO TURNOVER RATE*           13.9%**     30.4%      15.3%      18.2%
TOTAL RETURN                       (3.7)%      18.6%       1.3%       2.8%

*Per share amounts calculated using the average shares method
** The ratios presented were calculated using operating data for the six-month period from July 1, 2007 to December 31, 2007


GREATER WESTERN NEW YORK SERIES
(A Series Within Bullfinch Fund, Inc.)
FINANCIAL STATEMENTS AS OF
DECEMBER 31, 2007
(UNAUDITED)


GREATER WESTERN NEW YORK SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2007(UNAUDITED)



ASSETS

Investments in securities, at fair value,
            identified cost $ 414,405                      $  616,740
Cash                                                          133,657
Accrued interest and dividends                                    736
Prepaid expenses                                                1,308

Total assets                                               $  752,441


LIABILITIES

Accounts payable                                                2,016



NET ASSETS

Net assets (equivalent to $14.06 per share
   based on 53,370.394 shares of stock outstanding)         $ 750,425



COMPOSITION OF NET ASSETS

   Shares of common Stock - Par Value $.01;
     10,000,000 Shares Authorized,
     53,370.394 Shares Outstanding                          $ 578,774
   Accumulated net investment loss                            (30,684)
   Net unrealized (depreciation) on investments               202,335


  Net assets at December 31, 2007                           $ 750,425





GREATER WESTERN NEW YORK SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)
SCHEDULE OF INVESTMENTS IN SECURITIES
DECEMBER 31, 2007 (UNAUDITED)

Common Stocks - 100%                                        Historical
                                                   Shares      Cost      Value
Electrical Equipment - 14.4%
  Corning, Inc.                                     1,000 $   7,874   $ 23,990
  General Electric Co.                                550    15,917     20,388
  Ultralife Batteries, Inc.                         2,200    12,432     44,330
                                                 -------- --------- ----------
                                                             36,223     88,708
Banking & Finance - 9.2%
  Community Bank System                             1,200    23,452     23,844
  M & T Bank Corp.                                    400    38,896     32,628
                                                 -------- --------- ----------
                                                             62,348     56,472
Real Estate & Related - 6.8%
  Home Properties Inc.                                400    16,297     17,940
  Sovran Self Storage                                 600    23,459     24,060
                                                 -------- --------- ----------
                                                             39,756     42,000

Medical Products & Supplies - 6.0%
  Greatbatch Technologies                             850    18,984     16,992
  Johnson & Johnson                                   300    17,108     20,010
                                                 -------- --------- ----------
                                                             36,092     37,002
Commercial Services - 5.7%
  Harris Interactive, Inc.                          4,400    16,371     18,744
  Paychex, Inc.                                       450    11,885     16,299
                                                 -------- --------- ----------
                                                             28,256     35,043
Electronics Components - 5.4%
  Astronics Corp.                                     700	     4,286     29,750
  IEC Electronics Corp.                             2,000     1,530      3,680
                                                 -------- --------- ----------
                                                              5,816     33,430
Metal Fabrication & Hardware - 5.1%
  Graham Corp.                                        600     2,279     31,440

Aerospace - 5.0%
  Moog, Inc. Class A                                  337     2,926     15,438
  Northrop Grumman                                    200	     2,536     15,728
                                                 -------- --------- ----------
                                                              5,462     31,166
Retail - Specialty - 4.9%
  Christopher & Banks Corp.                           700    12,105      8,015
  Fastenal Co.                                        550	    19,186     22,231
                                                 -------- --------- ----------
                                                             31,291     30,246
Computers - Software - 4.8%
  Oracle                                            1,300    16,642     29,354

Utilities - Natural Resources - 3.8%
  National Fuel Gas Co.                               500    11,250     23,340

Railroads -3.5%
  Genesee & Wyoming Class A                           900     2,522     21,753

Computers - Services - 3.1%
  Computer Task Group Inc.                          3,500    11,872     19,355

Foods & Beverages - 3.1%
  Constellation Brands, Inc.                          800     5,017     18,912

                                                            Historical
                                                   Shares      Cost      Value

Steel - 3.0%
  Gibraltar Industries Inc.                         1,200    16,957     18,504

Photographic Equipment and Suppliers - 2.8%
  Eastman Kodak Co.                                   800    20,746     17,496

Apparel - 2.5%
  Hartmarx Corp.                                    4,500    22,999     15,345

Automotive - 2.4%
  Monro Muffler Brake Inc.                            750     9,880     14,618

Office Equipment - 2.3%
  Xerox Corp.                                         875    12,989     14,166

Computers - Hardware - 1.4%
  Dell Corporation                                    350    10,734      8,579

Telecommunications - 1.2%
  Citizens Communications                             600     7,874      7,638

Computers - Distributors - 1.2%
  Ingram Micro                                        400     4,230      7,216

Packaging & Containers - 0.9%
  Mod Pac Corporation                                 715     3,461      5,355

Machinery - 0.5%
  Columbus McKinnon Corp.                             100     2,344      3,262

 Airlines - 0.5%
  Southwest Airlines Co.                              250     3,447      3,050

Health Care Service Provider - 0.3%
  VirtualScopics Inc.                               2,000     2,981      1,840

Industrial Materials - 0.2%
  Servotronics, Inc.                                  100       937      1,450

Total Investments in Securities                           $ 414,405  $ 616,740

GREATER WESTERN NEW YORK SERIES (A SERIES WITHIN BULLFINCH FUND, INC.) STATEMENTS OF OPERATIONS
FOR THE PERIOD FROM JULY 1, 2007 TO DECEMBER 31, 2007 AND
FOR THE YEARS ENDED JUNE 30, 2007, 2006 AND 2005 (UNAUDITED)

                                 12/2007     6/2007     6/2006     6/2005
INVESTMENT INCOME:
   Dividends                     $ 7,217    $ 9,665    $ 8,146    $ 5,710

EXPENSES:
   Management Fees                 4,689      8,117      7,292      6,265
   Reimbursement of Management Fees    -     (1,000)    (2,520)    (1,302)
   Legal and Professional            723      1,384      1,515      1,224
   Director's Fees                   605      1,200      1,200      1,200
   Fidelity Bond                     117        117        104        104
   D&O/E&O                           455        522      1,260        498
   Taxes                               0        454        450        433
   Telephone                          74        208        234        289
   Registration Fees                 151        418        418        200
   Custodian Fees                    324        224        186         99
   Dues and Subscription             474      1,275      1,126        898
Total expense                      7,612     12,919     11,265      9,908
Net investment income (loss)        (395)    (3,254)    (3,119)    (4,198)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) from
      securities transactions     21,036      3,805     37,655       (155)
   Unrealized appreciation (depreciation)
      during the period          (36,463)    80,397     23,218     32,113
   Net gain (loss) on investments(15,427)    84,202     60,873     31,958

INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS    $(15,822)  $ 80,948   $ 57,754   $ 27,760

GREATER WESTERN NEW YORK SERIES (A SERIES WITHIN BULLFINCH FUND, INC.) STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD FROM JULY 1, 2007 TO DECEMBER 31, 2007 AND
FOR THE YEARS ENDED JUNE 30, 2007, 2006, AND 2005 (UNAUDITED)

                                 12/2007     6/2007     6/2006     6/2005
DECREASE IN NET ASSETS FROM OPERATIONS:
   Net investment income (loss) $  ( 395)  $ (3,254)  $ (3,119)   $(4,198)
   Net realized (loss) from
      securities transactions     21,036      3,805     37,655       (155)
   Net change in unrealized appreciation
     (depreciation) of investments(36,463)   80,397     23,218     32,113
Increase (decrease) in net
      assets from operations     (15,822)    80,948     57,754     27,760

CAPITAL SHARE TRANSACTIONS:
 Sales                            42,186     15,512     28,003     34,779
 Redemptions                      (3,500)         -     (2,907)    (4,870)
Total capital share transactions  38,686     15,512     25,096     29,909
Increase in net assets            22,864     96,460     82,850     57,669

NET ASSETS:
   Beginning of period           727,561    631,101    548,251    490,582
   End of period                $750,425    727,561    631,101    548,251

GREATER WESTERN NEW YORK SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2007


1. The Organization
      The Greater Western New York Series (the "Series") is a series of the Bullfinch Fund, Inc. (the "Fund") which was organized as a Maryland corporation registered under the Investment Company Act of 1940 as an open-ended non-diversified management investment company.

      The investment objective of the Series is to seek capital appreciation through the investment in common stock of companies with an important economic presence in the Greater Western New York Region. The Adviser seeks to achieve this objective by using an asset mix consisting primarily of exchange listed securities and over-the-counter common stocks as well as U.S. Government securities maturing within five years.

2. Summary of Significant Accounting Policies
      Cash - Cash consists of amounts deposited in money market accounts and is not federally insured. The Series has not experienced any losses on such amounts and believes it is not exposed to any significant credit risk on cash.

      Security Valuation - The Series records its investments at fair value. Securities traded on national securities exchanges or the NASDAQ National Market System are valued daily at the closing prices of the securities on those exchanges and securities traded on over-the-counter markets are valued daily at the closing bid prices. Short-term and money market securities are valued at amortized cost which approximates market value.

      Federal Income Taxes - It is the policy of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. In addition, the Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

    Distributions to Shareholders - Distributions paid to shareholders are recorded on the ex-dividend date. The Series made a distribution of its long term capital gains of $42,105 to its shareholders on June 28, 2006, in the form of stock dividends equal to 3,243.841 shares of stock. The Series made a distribution of its long term capital gains of $3,850 to its shareholders on December 27, 2006, in the form of stock dividends equal to 286.269 shares of stock. The Series made a distribution of its long term capital gains of $24,796 to its shareholders on December 26, 2007, in the form of stock dividends equal to 1,711.274 shares of stock. There were no distributions made during the fiscal years ended June 30, 2005.

      Other - The Series follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

      Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

3. Investments
     For the period from July 1 to December 31, 2007, the Series purchased $116,874 of common stock. During the same period, the Series sold $122,654 of common stock.

     For the year ended June 30, 2007, the Series purchased $54,739 of common stock. During the same period, the Series sold $32,472 of common stock.

      For the year ended June 30, 2006, the Series purchased $92,681 of common stock. During the same period, the Series sold $94,535 of common stock.

      For the year ended June 30, 2005, the Series purchased $54,053 of common stock. During the same period, the Series sold $23,356 of common stock.

     At December 31, 2007, the gross unrealized appreciation for all securities totaled $ 229,519 and the gross unrealized depreciation for all securities totaled $27,184, or a net unrealized appreciation of $202,335. The aggregate cost of securities for federal income tax purposes at December 31, 2007 was $414,405.

     At June 30, 2007, the gross unrealized appreciation for all securities totaled $255,545 and the gross unrealized depreciation for all securities totaled $16,747, or a net unrealized appreciation of $238,798. The aggregate cost of securities for federal income tax purposes at June 30, 2007 was $399,149.

      At June 30, 2006 the gross unrealized appreciation for all securities totaled $185,791 and the gross unrealized depreciation for all securities totaled $27,391, or a net unrealized appreciation of $158,400. The aggregate cost of securities for federal income tax purposes at June 30, 2006 was $373,078.

     At June 30, 2005, the gross unrealized appreciation for all securities totaled $176,655 and the gross unrealized depreciation for all securities totaled $41,472, or a net unrealized appreciation of $135,183. The aggregate cost of securities for federal income tax purposes at June 30, 2005 was $337,278.

4. Investment Advisory Agreement
  Carosa, Stanton & DePaolo Asset Management, LLC serves as investment advisor to the Fund pursuant to an investment advisory agreement which was approved by the Fund's board of directors. Carosa, Stanton & DePaolo Asset Management, LLC is a Registered Investment Adviser under the Investment Advisers Act of 1940. The Investment advisory agreement provides that Carosa, Stanton & DePaolo Asset Management, LLC, subject to the supervision and approval of the Fund's board of directors, is responsible for the day-to-day management of the Fund's portfolio which includes selecting investments and handling its business affairs.

      As compensation for its services to the Fund, the investment advisor receives monthly compensation at an annual rate of 1.25% on the first $1 million of daily average net assets and 1% on that portion of the daily average net assets in excess of $1 million. These fees will be reduced by any sub-transfer agent fees incurred by the Fund.
        Carosa, Stanton & DePaolo Asset Management, LLC has agreed to forego sufficient investment advisory fees to limit total expenses of the Fund to 2% of the first $10 million in average assets and 1.5% of the next $20 million in average assets.

      During the period from July 1, 2007 to December 31, 2007 and during the fiscal years ended June 30, 2007, 2006, and 2005 the fund paid investment advisory fees of $4,689, $7,117, $4,772, and $4,963 respectively.

      On December 31, 2007 the fund had $806 included in accounts payable, as owed to Carosa, Stanton & DePaolo Asset Management, LLC.

5. Capital Share Transactions
      The Fund has authorized 10,000,000 shares of common stock at $0.01 par value per share. Each share has equal dividend, distribution and liquidation rights. Transactions in capital stock of the Series were as follows:


                                                        Shares         Amount

      Balance at June 30, 2004                      40,155.482     $  398,820

      Shares sold during 2005                        2,801.149         34,779
      Shares redeemed during 2005                     (382.933)        (4,870)

      Balance at June 30, 2005                      42,573.698     $  428,729

      Shares sold during 2006                        1,951.828         28,003
      Shares redeemed during 2006                     (204.415)        (2,907)
      Reinvestment of Distributions, June 28, 2006   3,243.841         42,105

      Balance at June 30, 2006                      47,564.952     $  495,930

      Shares sold during 2007                        1,143.476         15,512
      Shares redeemed during 2007                           -              -
      Reinvestment of Distributions,
                     December 27, 2006                 286.269          3,850
      Balance at June 30, 2007                      48,994.697     $  515,292

      Shares sold during period                      2,899.007         42,186
      Shares redeemed during period                   (234.584)        (3,500)
      Reinvestment of Distributions,
                      December 26, 2007              1,711.274         24,796

      Balance at December 31, 2007                  53,370.394     $  578,774


GREATER WESTERN NEW YORK SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)
FINANCIAL HIGHLIGHTS AND RELATED RATIOS/
SUPPLEMENTAL DATA FOR A SHARE OUTSTANDING
FOR THE PERIOD FROM JULY 1 TO DECEMBER 31, 2007 AND
FOR THE YEARS ENDED JUNE 30, 2007, 2006 AND 2005 (UNAUDITED)


                                 12/2007     6/2007     6/2006     6/2005

NET ASSET VALUE,
  beginning of period           $  14.85    $ 13.27   $  12.88    $ 12.22

INCOME (LOSS) FROM INVESTMENT OPERATIONS

  Net investment income (loss)     (0.01)     (0.07)     (0.07)     (0.10)
  Net gain (loss) on securities
      both realized and unrealized (1.26)      1.57      (0.49)      0.76
  Total from investment operations (1.27)      1.50      (0.56)      0.66

DISTRIBUTIONS
    Dividends                       0.48       0.08       0.95          -


NET ASSET VALUE, end of period   $ 14.06    $ 14.85   $  13.27    $ 12.88

NET ASSETS, end of period       $750,425   $727,561   $631,101   $548,251


                                  Actual**   Actual     Actual     Actual

RATIO OF EXPENSES TO
   AVERAGE NET ASSETS*              1.0%**     2.0%       1.9%       2.0%

RATIO OF EXPENSES TO
   AVERAGE NET ASSETS               1.0%**     2.1%       2.4%       2.2%
BEFORE REIMBURSEMENT*

RATIO OF NET INVESTMENT INCOME TO
       AVERAGE NET ASSETS*         (0.1)%**   (0.5)%     (0.5)%     (0.8)%

PORTFOLIO TURNOVER RATE*           15.6%**     5.0%      15.8%       4.6%

TOTAL RETURN                       (2.2)%     12.5%      10.6%       5.4%


*Per share amounts calculated using the average shares method
** The ratios presented were calculated using operating data for the six-month period from July 1, 2007 to December 31, 2007.

The accompanying notes are an integral part of these statements
- 3 -

The accompanying notes are an integral part of these statements
- 20 -








ADDITIONAL INFORMATION

EXPENSE TABLE         BEGINNING         ENDING
                      ACCOUNT VALUE   ACCOUNT VALUE     ANNUALIZED    EXPENSES
                                                                      PAID
                        7/1/07        12/31/07      EXPENSE RATIO     DURING
                                                                      PERIOD+
-----------------------------------------------------------------------------

ACTUAL
Unrestricted Series     $1,000.00       $962.80          0.9%             $ 9.11
Greater Western New York Series  1,000.00        978.20          1.0%             $10.13

HYPOTHETICAL++
Unrestricted Series      1,000.00        1,015.93         0.9%             $ 9.07
Greater Western New York Series  1,000.00        1,014.93          1.0%             $10.07

+ Expenses are equal to each Series' semi-annualized expense ratio multiplied by the average account value over the period.

++    Assumes annual return of 5% before expenses.

All mutual funds have operating expenses. As a shareholder of the Fund, you incur operating expenses including investment advisory fees, regulatory fees and other Fund expenses. Such expenses, which are deducted from the Fund's gross income, directly reduce the investment return of the Fund. The Fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The Expense Table is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (July 1, 2007 to December 31, 2007).

The Expense Table illustrates your Fund's costs in two ways.

o ACTUAL EXPENSES. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund.

o HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. This section is intended to help you compare your Fund's costs with those of other mutual funds. It is based on your Fund's actual expense ratio and assumes that your Fund had an annual return of 5% before expenses during the period shown. In this case - because the return used is not your Fund's actual return - the results may not be used to estimate your actual ending account value or expenses you paid during this period. The example is useful in making comparisons between your Fund and other funds because the Securities and Exchange Commission (the "SEC") requires all mutual funds to calculate expenses based on an annual 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.



BOARD OF DIRECTORS INFORMATION

The business and affairs of the Fund are managed under the direction of the Fund's Board of Directors. Information pertaining to the Directors of the Fund are set forth below. The Fund's SAI includes additional information about the Fund's Directors, and is available without charge, by calling
(585) 624-3150 or 1-888-BULLFINCH. Each director may be contacted by writing to the director c/o Bullfinch Fund, Inc. 1370 Pittsford Mendon Road, Mendon, New York 14506

INDEPENDENT DIRECTORS
The directors and officers of the Fund are:

NAME, AGE                POSITON(S)    TERM OF OFFICE        PRINCIPLE        NUMBER OF        OTHER
ADDRESS                  HELD WITH     AND LENGTH OF      OCCUPATION(S)      PORTFOLIOS  DIRECTORSHIPS
                    FUND         TIME SERVED        DURING PAST         IN FUND       HELD BY
                                                             5 YEARS           COMPLEX       DIRECTOR
                                                                             OVERSEEN BY
                                                                              DIRECTOR
-----------------------------------------------------------------------------------------------------

                                           INTERESTED PERSONS*

Christopher Carosa, 47  President;      Term of Office:  President, Founder       2            N/A
  2 Lantern Lane        Director;       N/A              Carosa, Stanton &
  Honeoye Falls,        Chairman of     Length of Time   DePaolo Asset
  New York 14472        Board; Chief    Served:          Management, LLC;
                        Compliance      Since 1997       President, Director
                        Officer                          and Chairman of the
                                                         Board, Bullfinch Fund, Inc.

Gordon Stanton, 49      Vice-President; Term of Office:  Vice-President, Founder       2            N/A
  17 East 96 St.        Director;       N/A              Carosa, Stanton &
  Apt 7C                                Length of Time   DePaolo Asset
  New York,                             Served:          Management, LLC;

  NY  10128                             Since 1997       Vice-President,
                                                         and Director,
                                                         Bullfinch Fund, Inc.;
                                                         Associate, Brown Harris
                                                         Stevens Residential

Terrance B. Mulhern, 45 Vice-President  Term of Office:  Executive Vice-President           2            N/A
  169 Church Street                     N/A              Carosa, Stanton &

  Victor,                               Length of Time   DePaolo Asset
  NY  14564                             Served:          Management, LLC;
                                        Since 2003       Vice-President,
                                                         Bullfinch Fund, Inc.;
                                                         Senior Vice-President,
                                                         Clover Capital;


Bradford L. McAdam, 51  Vice-President  Term of Office:  Vice-President           2            N/A
  7109 Chili-Riga Ctr Rd                N/A              Carosa, Stanton &
  Churchville,                          Length of Time   DePaolo Asset
  NY  14428                             Served:          Management, LLC;
                                        Since 1998       Vice-President,
                                                         Bullfinch Fund, Inc.

Thomas S. Carroll, 48   Vice-President  Term of Office:  Vice-President           2            N/A
  47 Chippenham Drive                   N/A              Carosa, Stanton &
  Penfield,                             Length of Time   DePaolo Asset
  NY  14526                             Served:          Management, LLC;
                                        Since 2005       Vice-President,
                                                         Bullfinch Fund, Inc.
                                                         Manager, Studio Sales
                                                         Pottery Supply

Betsy Kay Carosa, 47    Corporate       Term of Office:  Office Manager           2            N/A
  2 Lantern Lane        Secretary       N/A              Carosa, Stanton &
  Honeoye Falls,                        Length of Time   DePaolo Asset
  NY  14472                             Served:          Management, LLC;
                                        Since 1997       Corporate Secretary,
                                                         Bullfinch Fund, Inc.

                                           INDEPENDENT DIRECTORS

Thomas M. Doeblin, 48  Director;       Term of Office:  Teacher                2            N/A
  73 San Gabriel Drive  Audit           N/A              Pittsford Mendon HS
  Rochester,            Committee       Length of Time
  NY  14610                             Served:
                                        Since 2006

John P. Lamberton, 47   Director        Term of Office:  Founder, General Partner   2            N/A
  143-49 38th Ave, 3rd Floor            N/A              Cape Bojador Capital
  Flushing,                             Length of Time   Management; Managing
  NY   11354                            Served:          Director, HSBC
                                        Since 2003       Securities

William E.J. Martin, 47 Director        Term of Office:  Director of Sales        2            N/A
  4410 Woodlawn Ave. N                  N/A              Aecon Buildings, Inc.;
  Seattle,                              Length of Time   Project Manager,
  WA  98103                             Served:          American Home Builders;
                                        Since 1997       Senior Project Manager,
                                                         Mego Construction

Lois Niland, 55         Director        Term of Office:  Marketing Consultant;   2            N/A
  33 Oak Meadow Trail                   N/A              VP Sales & Marketing,
  Pittford,                             Length of Time   Complemar Partners;
  NY  14534                             Served:          President,
                                        Since 2006       Icon Design;
                                                         General Manager,

                                                         Xerox

Michael J. Morris, 47   Director        Term of Office:  Actuary                  2            N/A
  72 Lovely Street      Audit           N/A              United Healthcare
  Unionville,           Committee       Length of Time
  CT  06085                             Served:
                                        Since 1997

Michael W. Reynolds, 47 Director        Term of Office:  Vice-President           2            N/A
  105 Dorchester Road   Audit           N/A              Quinlan & Company
  Buffalo,              Committee       Length of Time
  NY  14213                             Served:
                                        Since 2000

PROXY VOTING GUIDELINES
Carosa, Stanton & DePaolo Asset Management, LLC, the Fund's Investment

Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge, upon request, by calling (555) 624-3150 or 1-888-BULLFINCH.

QUARTERLY FILING OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                DISCLOSURE REGARDING THE BOARD OF DIRECTORS' APPROVAL
                         OF THE INVESTMENT ADVISORY CONTRACT


At the Board's Annual Meeting, the independent directors of the Board met separately to discuss the Adviser and reported the conclusions to the Board. In determining whether to renew the Management and Investment Advisory Agreements between the Fund and Carosa, Stanton & DePaolo Asset Management, LLC, (the Adviser), the Board of Directors requested, and the Adviser provided information relevant to the Board's consideration. Among the factors the Board considered was the overall performance of the Funds relative to the performance of other funds in the Funds' peer group. In addition, the Board compared expenses of each Fund to the expenses of its peers. The Board also considered the fact that Adviser has implemented breakpoints in the Funds' advisory fee schedule and the Board agreed that this type of fee structure remained reasonable and fair to shareholders. They noted the range of investment advisory and administrative services provided by the Adviser to the Fund. They also took note of the fact that the Fund is not subject to sales charges or Rule 12b-1 fees. The Board also reviewed financial information concerning the Adviser's brokerage practices, including soft dollar arrangements, and noted that these were reasonable.

Based upon their review and consideration of these factors and other matters deemed relevant, the Board concluded that the terms of the Investment Management Agreements are fair and reasonable and the Board voted to renew the Agreements.




Item 2 - CODE OF ETHICS.


      (a) The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, its principal financial officer, principal accounting officer, controller, as well as any other officers and persons providing similar functions. This code of ethics is included as Exhibit 11(a)(1).

      (b) During the period covered by this report, no amendments were made to the provisions of the code of ethics


      (c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics were granted.


Item 3 - AUDIT COMMITTEE FINANCIAL EXPERT.


            The registrant's Board of Directors determined that the registrant does not have an Audit Committee member who possesses all of the attributes required to be an "audit committee financial expert" as defined in instruction 2(b) of Item 3 of Form N-CSR. It was the consensus of the board that, although no one individual Audit Committee member meets the technical definition of an audit committee financial expert, the Committee has sufficient expertise collectively among its members to effectively discharge its duties and that the Committee will engage additional expertise if needed.


Item 4 - PRINCIPAL ACCOUNTANT FEES AND SERVICES.

            The registrant has engaged its principal accountant to perform audit services. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant. Since the accounting fees were approved by the Board of Directors in total, the principal accountant has provided an estimate of the split between audit and preparation of the tax filings.

                                   06/30/2007     06/30/2006

            Audit Fees              $9,200          $9,000

            Audit-Related Fees      $    0          $    0
            Tax Fees                $2,000          $2,000
            All Other Fees          $    0          $    0

            The Audit Committee of the registrant's Board of Directors recommends a principal accountant to perform audit services for the registrant. Each year, the registrant's Board of Directors vote to approve or disapprove the principal accountant recommended by the Audit Committee for the following year's accounting work.

Item 5 - AUDIT COMMITTEE OF LISTED REGISTRANTS.

           Not applicable to open-end investment companies.

Item 6 - Reserved

Item 7 - DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable to open-end investment companies.

Item 8 - PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable to open-end investment companies.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

         None.

Item 10(a) -The registrant's principal executive and principal financial officer has determined that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on the evaluation of these controls and procedures are effective as of a date within 90 days prior to the filing date of this report.

Item 10(b) -There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11 - EXHIBITS.

            (a)(1)  Code of Ethics - referred to in Item 2 is attached hereto.

            (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

            (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to Be signed on its behalf by the undersigned, thereunto duly authorized.

Bullfinch Fund, Inc.

By: /s/ Christopher Carosa
    ----------------------------------------
    Christopher Carosa,
    President of Bullfinch Fund, Inc.


Date: February 27, 2008



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Christopher Carosa
    ----------------------------------------

    Christopher Carosa,
    President of Bullfinch Fund, Inc.

Date: February 27, 2008